Financial Instruments - Summary of Financial Instruments Held by the Group (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Liabilities
Deposits	$ 94,906,014	$ 83,284,983	$ 66,075,709
Liabilities at fair value through profit or loss	268,086
Repo Transactions			1,088,747
Derivatives	94,222
Other financial liabilities	4,267,239	5,774,555	5,584,663
Financing received from the Argentine Central Bank and other financial institutions	8,032,837	5,205,766	3,161,327
Unsubordinated Negotiable obligations	9,307,171	12,681,237	3,775,525
Subordinated Negotiable Obligations	1,383,817	1,012,661	2,540,433
Financial liabilities	118,259,386	107,959,202	82,264,404
Assets
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Derivatives	15,924	39,740	52,152
Repo Transactions		4,945,864
Other financial assets	1,698,054	2,388,795	3,458,243
Loans and other financing	77,208,464	87,108,670	69,996,876
Other debt securities	4,311,095	529,891	3,802,747
Financial assets in guarantee	2,007,217	1,921,219	2,699,392
Investments in Equity Instruments	10,404	68,881	6,197
Total Assets	100,363,273	113,840,985	80,798,154
Financial assets at fair value through profit or loss [member]
Liabilities
Other financial liabilities			4,420,199
Financing received from the Argentine Central Bank and other financial institutions			9,150
Financial liabilities			4,429,349
Assets
Debt securities at fair value through profit or loss	15,112,115	16,837,925	782,547
Derivatives	15,924	39,740	52,152
Other financial assets	15,069	1,393,368	652,545
Financial assets in guarantee	1,882,600	1,745,496	2,508,935
Investments in Equity Instruments	1,603	57,191	4,846
Total Assets	17,027,311	20,073,720	4,001,025
Financial assets at amortized cost [member]
Liabilities
Deposits			66,075,709
Repo Transactions			1,088,747
Other financial liabilities			1,164,464
Financing received from the Argentine Central Bank and other financial institutions			3,152,177
Unsubordinated Negotiable obligations			3,775,525
Subordinated Negotiable Obligations			2,540,433
Financial liabilities			77,797,055
Assets
Repo Transactions		4,945,864
Other financial assets	1,682,985	995,427	2,805,698
Loans and other financing	77,208,464	87,108,670	69,996,876
Other debt securities	4,198,548	529,844	1,334,886
Financial assets in guarantee	124,617	175,723	190,457
Total Assets	83,214,614	93,755,528	74,327,917
Financial assets at fair value through other comprehensive income [member]
Assets
Other debt securities	112,547	47	2,467,861
Investments in Equity Instruments	8,801	11,690	1,351
Total Assets	121,348	11,737	$ 2,469,212
Financial liabilities at fair value through profit or loss [member]
Liabilities
Liabilities at fair value through profit or loss	268,086
Derivatives	94,222
Other financial liabilities	2,907,704	3,946,320
Financing received from the Argentine Central Bank and other financial institutions	14,966	73,978
Financial liabilities	3,284,978	4,020,298
Financial liabilities at amortized cost [member]
Liabilities
Deposits	94,906,014	83,284,983
Other financial liabilities	1,359,535	1,828,235
Financing received from the Argentine Central Bank and other financial institutions	8,017,871	5,131,788
Unsubordinated Negotiable obligations	9,307,171	12,681,237
Subordinated Negotiable Obligations	1,383,817	1,012,661
Financial liabilities	$ 114,974,408	$ 103,938,904